N-2	Nov. 09, 2023
Cover [Abstract]
Entity Central Index Key	0001733294
Amendment Flag	false
Securities Act File Number	001-39319
Document Type	8-K
Entity Registrant Name	Generation Bio Co.
Entity Address, Address Line One	301 Binney Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	617
Local Phone Number	655-7500
Entity Emerging Growth Company	false